TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Taxes
	December 31,
	2023	2022
Deferred tax assets:

Goodwill and Intangible assets	$227	$253
Other temporary differences including operating lease (1)	28,558	35,277
Temporary differences related to inventory (2)	9,068	8,150
Property and equipment	3,315	2,834
Carryforward losses, deductions and credits (3)	10,451	4,569
Less-valuation allowance	(29,198)	(1,796)

Total deferred tax assets	22,421	49,287

Deferred tax liabilities:

Property and equipment	(2,844)	(8,680)
Intangible Assets	(1,533)	(1,687)
Other temporary differences including operating lease	(17,989)	(26,957)

Total deferred tax liabilities	(22,366)	(37,324)

Deferred tax assets, net	$55	$11,963

(1)	Deriving mainly from provision for labor related, provision for loss contingencies and lease accounting in accordance with ASC842.
(2)	Deriving mainly from the provision for slow moving inventory and IRS section 263(a).
(3)
Parent company and certain subsidiaries have tax loss carry-forwards totaling approximately $141,560 which can be carried forward and offset against taxable income, these carry-forward tax losses have no expiration date. In addition to the above, the Company carried back its 2020 U.S. subsidiaries losses in accordance with the CARES act.

Schedule of Reconciliation of Effective Tax Rate to Statutory Tax Rate
	Year ended December 31,
	2023	2022	2021

Income (loss) before taxes on income	$(86,959)	$(55,608)	$19,839

Statutory tax rate in Israel	23%	23%	23%

Income (loss) taxes at statutory rate	$(20,001)	$(12,790)	$4,563

Increase (decrease) in tax expenses resulting from:

Tax benefit arising from reduced rate as an "Preferred Enterprise"	9,996	2,622	(1,245)
Non-deductible expenses, net	1,818	10,745	1,039
Increase (decrease) in taxes from prior years, also related to settlement with tax authorities	419	(735)	(1,502)
Tax adjustment in respect of foreign subsidiaries' different tax rates	(1,120)	(239)	(650)
Provision for withholding tax assets	2,828	-	-
Uncertain tax position	-	-	110
Changes in valuation allowance	27,402	1,079	(385)
Others	(61)	76	20

Income tax expense	$21,281	$758	$1,950

Effective tax rate	(24.5)%	(1)%	10%

Per share amounts (basic and diluted) of the tax benefit resulting from an "Preferred Enterprise"	$0.29	$(0.04)	$(0.04)

Schedule of Income before Taxes on Income
	Year ended December 31,
	2023	2022	2021

Domestic	$(38,831)	$(18,671)	$19,539
Foreign	(48,128)	(36,937)	300

	$(86,959)	$(55,608)	$19,839

Schedule of Tax Expenses on Income
	Year ended December 31,
	2023	2022	2021

Current taxes	$9,373	$6,832	$6,423
Deferred taxes	11,908	(6,074)	(4,473)

	$21,281	$758	$1,950

Domestic	$14,084	$436	$1,190
Foreign	7,197	322	760

	$21,281	$758	$1,950

Schedule of Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits
Gross tax liabilities at January 1, 2021	$3,663

Increase in tax positions for current year	110

Gross tax liabilities at December 31, 2021	3,773

Increase in tax positions for current year	(882)

Gross tax liabilities at December 31, 2022	2,891

Release of tax position of prior years	-

Gross tax liabilities at December 31, 2023	$2,891